Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate	4.00%	3.40%
Long term debt principal repayments in 2017	$ 1,000,000,000
Long term debt principal repayments in 2018	1,700,000,000
Long term debt principal repayments in 2019	1,000,000,000
Long term debt principal repayments in 2020	1,100,000,000
Long term debt principal repayments in 2021	900,000,000
Long term debt principal repayments thereafter	$ 1,000,000,000
Number of loan agreement | SecurityLoan	11
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000	$ 100,000,000
Asset restrictions	$ 209,000,000
Minimum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio	116.60%
Vessel market value to loan minimum required ratio	105.00%
Revolving credit lines maturity period	6 months
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Maximum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio	433.20%
Vessel market value to loan minimum required ratio	125.00%
Teekay Tankers [Member]
Debt Instrument [Line Items]
Amount of free liquidity and undrawn revolving credit line	$ 46,700,000
Teekay Tankers [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Debt guaranteed	150,000,000
Teekay Offshore [Member]
Debt Instrument [Line Items]
Amount of free liquidity and undrawn revolving credit line	159,100,000
Teekay Offshore [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Debt guaranteed	364,000,000
Teekay Parent [Member]
Debt Instrument [Line Items]
Amount of free liquidity and undrawn revolving credit line	$ 63,800,000